Tax - Summary of Reconciliation of Tax Charge (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of income tax reconciliation [Line Items]
Effect of changes in tax rates and tax laws	0.30%	0.40%	(1.50%)
InterContinental New York Barclay [member]
Disclosure of income tax reconciliation [Line Items]
Effect of changes in tax rates and tax laws			(1.50%)